TRADE RECEIVABLES AND ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 738	$ 701
Change of allowance	(97)	37
Write-off	(141)	0
Balance at year end	$ 500	$ 738